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                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                       Supplement dated December 12, 2001
         to the Statement of Additional Information dated March 1, 2001, as supplemented May 4, 2001, July 6, 2001, August 1, 2001, September 4, 2001,
           September 18, 2001, October 1, 2001 and November 15, 2001


The following information replaces in its entirety the last paragraph appearing under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - EXCISE TAX ON REGULATED INVESTMENT COMPANIES" on page 64 of the Statement of Additional
Information:

      "Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax."

                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                       Supplement dated December 12, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented July 13, 2001, August 1, 2001
                     September 18, 2001 and October 1, 2001


The following information replaces in its entirety the last paragraph appearing under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - EXCISE TAX ON REGULATED INVESTMENT COMPANIES" on page 39 of the Statement of Additional
Information:

      "Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax."